Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Future Minimum Operating Lease Payments
Future minimum operating lease payments as of December 31, 2020 are summarized as follow:

Years ending December 31,
2021	6,746
2022	6,860
2023	6,376
2024	5,600
2025	5,600
Thereafter	44,500

Total	75,682